DRIEHAUS MUTUAL FUNDS

(the “Trust”)

Driehaus Select Credit Fund *DRSLX

(the “Fund”)

SUPPLEMENT DATED OCTOBER 1, 2015

TO THE SUMMARY PROSPECTUS FOR THE FUND DATED APRIL 30, 2015

IMPORTANT NOTICE

Effective October 1, 2015, Adam Abbas no longer serves as an assistant portfolio manager of the Fund. Accordingly, the reference to Adam Abbas on page 5 is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

For more information, please call the Driehaus Mutual Funds at (877) 779-0079.